Events after Reporting Period	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Events after Reporting Period [Text Block]

20. Events after Reporting Period

On March 21, 2022, the Company announced a non-brokered private placement financing (the "Offering") of up to 8,333,333 units (each, a "Unit") at a price of $0.18 per Unit for gross proceeds of up to $1,500,000. Each Unit consists of one common share of the Company (each, a "Share") and one-half of one share purchase warrant (each, a "Warrant"). Each whole Warrant entitles the holder thereof to purchase one additional Share of the Company at a price of $0.40 per Share for a period of three years from closing of the Offering. The Offering is anticipated to close in two tranches, the first tranche to be completed immediately and the second tranche to be completed within ninety (90) days, subject to the approval of the TSX Venture Exchange (the "Exchange"). On May 4, 2022, the Company closed a first tranche of the Offering pursuant to which it sold an aggregate of 4,218,470 Units for gross proceeds of $759,325. On June 6, 2022, the Company announces that the Exchange has granted a thirty (30) day extension to the Company for completion of its Offering.